Postretirement Benefit Plans - Summary of Composition of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 278	$ 351
Plan assets measured at net asset value	147	202
Total plan assets	425	553
Defined Benefit Plan, Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	33	61
Plan assets measured at net asset value	34	83
Defined Benefit Plan, Debt Security [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	174	200
Plan assets measured at net asset value	31	47
Defined Benefit Plan, Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	12	20
Plan assets measured at net asset value	13	11
Defined Benefit Plan Private Equities And Other Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	59	70
Plan assets measured at net asset value	$ 69	$ 61